Subsequent Events (Details) - USD ($)		Jul. 14, 2025	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Forecast [Member]
Subsequent Events (Details) [Line Items]
Gross proceeds (in Dollars)		$ 10,781,250
Additional shared issued (in Shares)		281,250
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value			$ 0.00001
Offering price per share			$ 5
Gross proceeds (in Dollars)			$ 9,375,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares, par value	[1]			$ 0.00001	$ 0.00001
IPO [Member] | Forecast [Member]
Subsequent Events (Details) [Line Items]
Offering price per share		$ 5
IPO [Member] | Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares (in Shares)			1,875,000

[1]	Shares presented on a retroactive basis to reflect the Share Subdivision and Share Redesignation